Foreign Activities (Analysis of Certain Asset and Liability Accounts Related to Foreign Activities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Foreign Activities Disclosure [Line Items]
Cash and due from banks		¥ 49,977,480	¥ 33,283,032
Interest-earning deposits in other banks		53,346,721	45,266,680
Cash, due from banks and interest-earning deposits in other banks		103,324,201	78,549,712	¥ 74,571,260
Trading account assets		44,444,379	47,504,058
Investment securities		57,244,496	43,751,242
Loans—net of unearned income, unamortized premiums and deferred loan fees	[1]	115,718,863	118,186,739
Deposits		229,206,936	203,954,528
Funds borrowed:
Call money, funds purchased		2,353,830	3,668,922
Payables under repurchase agreements		24,567,943	31,849,915
Payables under securities lending transactions		842,590	1,016,874
Other short-term borrowings		14,187,723	16,055,482
Long-term debt		35,157,651	27,926,763
Trading account liabilities		12,017,553	14,767,433
Foreign [Member]
Foreign Activities Disclosure [Line Items]
Cash and due from banks		1,090,501	971,870
Interest-earning deposits in other banks		12,377,887	12,662,558
Cash, due from banks and interest-earning deposits in other banks		13,468,388	13,634,428
Trading account assets		28,525,243	31,374,451
Investment securities		8,694,138	9,040,512
Loans—net of unearned income, unamortized premiums and deferred loan fees		47,333,878	53,079,542
Deposits		55,145,437	49,291,478
Funds borrowed:
Call money, funds purchased		323,066	276,040
Payables under repurchase agreements		10,974,238	13,476,026
Payables under securities lending transactions		130,380	176,998
Other short-term borrowings		3,474,821	4,733,138
Long-term debt		2,421,267	2,733,242
Total		17,323,772	21,395,444
Trading account liabilities		¥ 5,575,956	¥ 6,575,570

[1]	The above table includes loans held for sale of ¥344,790 million and ¥353,095 million at March 31, 2020 and 2021, respectively.